Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Email:    sam.goldstein@LFG.com

VIA EDGAR

January 13, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Lincoln Variable Insurance Products Trust (“Registrant”)

File Nos. 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Registrant, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (“XBRL”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the Registrant’s supplement dated January 7, 2020, relating to certain series of the Registrant, which was filed with the Securities and Exchange Commission via the EDGAR system on January 7, 2020 (SEC Accession No. 0001193125-20-002803).

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Legal Officer